Employment benefit plan - Expected Contributions (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Employee benefit plan
Total expected payments	₨ 99,375	₨ 129,467
Year 1
Employee benefit plan
Total expected payments	26,817	29,827
Year 2
Employee benefit plan
Total expected payments	15,882	21,429
Year 3
Employee benefit plan
Total expected payments	11,705	15,107
Year 4
Employee benefit plan
Total expected payments	11,472	12,725
Year 5
Employee benefit plan
Total expected payments	8,221	11,986
Year 6-10
Employee benefit plan
Total expected payments	₨ 25,278	₨ 38,393